Marketable Securities (Details) - Schedule of Marketable Securities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Matures within one year:
Amortized cost	$ 289,194	$ 283,774
Gross unrealized gain	183	12
Gross unrealized loss	(8,882)	(17,436)
Fair value	280,495	266,350
Matures within one year: Corporate debentures [Member] | Corporate Debt Securities [Member]
Matures within one year:
Amortized cost	58,319	13,394
Gross unrealized gain	4
Gross unrealized loss	(1,031)	(176)
Fair value	57,292	13,218
Matures within one year: Government debentures [Member] | US Government Agencies Debt Securities [Member]
Matures within one year:
Amortized cost		7,356
Gross unrealized gain
Gross unrealized loss		(194)
Fair value		7,162
Matures within one year [Member]
Matures within one year:
Amortized cost	58,319	20,750
Gross unrealized gain	4
Gross unrealized loss	(1,031)	(370)
Fair value	57,292	20,380
Matures after one through four years: Corporate debentures [Member] | Corporate Debt Securities [Member]
Matures within one year:
Amortized cost	222,766	254,909
Gross unrealized gain	179	12
Gross unrealized loss	(7,565)	(16,573)
Fair value	215,380	238,348
Matures after one through four years: Government debentures [Member] | US Government Agencies Debt Securities [Member]
Matures within one year:
Amortized cost	8,109	8,115
Gross unrealized gain
Gross unrealized loss	(286)	(493)
Fair value	7,823	7,622
Matures after one through four years [Member]
Matures within one year:
Amortized cost	230,875	263,024
Gross unrealized gain	179	12
Gross unrealized loss	(7,851)	(17,066)
Fair value	$ 223,203	$ 245,970